Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 11,698,000	$ 10,718,000
Interest-bearing deposits in other banks	4,777,000	16,556,000
Total cash and cash equivalents	16,475,000	27,274,000
SECURITIES, available-for-sale	167,354,000	169,428,000
FEDERAL HOME LOAN BANK STOCK, at cost	5,302,000	5,302,000
LOANS HELD FOR SALE	7,705,000	2,384,000
LOANS AND LEASES	561,614,000	506,412,000
Less allowance for loan and lease losses	3,527,000	2,835,000
Net loans and leases	558,087,000	503,577,000
PREMISES AND EQUIPMENT, net	18,968,000	19,336,000
GOODWILL	28,616,000	25,203,000
CORE DEPOSIT INTANGIBLE ASSETS, net	953,000	1,126,000
CASH SURRENDER VALUE OF LIFE INSURANCE	18,223,000	17,828,000
OTHER REAL ESTATE OWNED	108,000	159,000
OTHER ASSETS, including accrued interest receivable	8,509,000	8,833,000
TOTAL ASSETS	830,300,000	780,450,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Non-interest bearing	115,333,000	105,828,000
Interest-bearing	550,903,000	524,720,000
Total deposits	666,236,000	630,548,000
Other borrowings	65,443,000	57,148,000
Junior subordinated deferrable interest debentures	12,874,000	12,840,000
Other liabilities	4,803,000	4,210,000
Total liabilities	749,356,000	704,746,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,761,000	3,761,000
Surplus	14,960,000	14,783,000
Retained earnings	71,670,000	64,994,000
Accumulated other comprehensive loss	(1,764,000)	(124,000)
Treasury stock, at cost, 491,199 shares at December 31, 2018 and 492,914 shares at December 31, 2017	(7,683,000)	(7,710,000)
Total shareholders’ equity	80,944,000	75,704,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 830,300,000	$ 780,450,000